First Trust Indxx Innovative Transaction and Process ETF Annual Fund Operating Expenses - First Trust Indxx Innovative Transaction and Process ETF - First Trust Indxx Innovative Transaction and Process ETF
	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.